PREPAID EXPENSES AND OTHER CURRENT ASSETS - Additional Information (Details)	Dec. 31, 2021 USD ($)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deposit made to broker for Shares repurchase	$ 1,553,881
Prepayment on Korea project development	859,621
Compensation from insurance company	$ 255,025